U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer: Russell Investments 1301 2nd Ave Seattle, WA 98101
2.

Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

PLEASE REFER TO LIST DOCUMENT – Series and Classes

3.	Investment Company Act File Number: 811-03153
Securities Act File Number: 2-71299
4(a).	Last day of fiscal year for which this Form is filed: 10/31/18
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year). (See Instruction A.2) N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form. N/A

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 11,504,664,765.95

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$ 11,307,669,840.51

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$11,651,547,143.57

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$ 22,959,216,984.08

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)	($11,454,552,218.13)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001245

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$0.00

6.

Prepaid Shares — If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

8.	Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:
= $0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A.

Account Number: 910-8739 Method of Delivery:
☐ Wire transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kari Seabrands
Kari Seabrands, Assistant Treasurer

Dated: January 25, 2019

* Please print the name and title of the signing officer below the signature.

Appendix 1- RIC Series and Classes

Series Name	CID	Class Name	Ticker
Emerging Markets Fund	C000004230	Class S	REMSX
	C000004231	Class C	REMCX
	C000004232	Class E	REMEX
	C000043464	Class A	REMAX
	C000166195	Class R6	REGRX
	C000066900	Class Y	REMYX
	C000178285	Class M	RMMTX
Tax-Managed U.S. Large Cap Fund	C000004233	Class S	RETSX
	C000004234	Class C	RTLCX
	C000004235	Class E	RTLEX
	C000089689	Class A	RTLAX
	C000178286	Class M	RTMTX
Tax-Managed U.S. Mid & Small Cap Fund	C000004236	Class S	RTSSX
	C000004237	Class C	RTSCX
	C000004238	Class E	RTSEX
	C000089690	Class A	RTSAX
	C000178295	Class M	RTOUX
U.S. Dynamic Equity Fund	C000004243	Class S	RSGSX
	C000004244	Class C	RSGCX
	C000004245	Class E	RSGEX
	C000117394	Class A	RSGAX
	C000117395	Class Y	RSGTX
Growth Strategy Fund	C000004250	Class A	RALAX
	C000004251	Class C	RALCX
	C000004252	Class E	RALEX
	C000004253	Class S	RALSX
	C000027574	Class R1	RALRX
	C000137230	Class R4	RALUX
	C000137231	Class R5	RALVX
Balanced Strategy Fund	C000004255	Class A	RBLAX
	C000004256	Class C	RBLCX
	C000004257	Class E	RBLEX
	C000004258	Class S	RBLSX
	C000027576	Class R1	RBLRX
	C000137232	Class R4	RBLUX
	C000137233	Class R5	RBLVX
Moderate Strategy Fund	C000004260	Class A	RMLAX
	C000004261	Class C	RMLCX
	C000004262	Class E	RMLEX
	C000004263	Class S	RMLSX
	C000027578	Class R1	RMLRX
	C000137234	Class R4	RMLUX

Series Name	CID	Class Name	Ticker
	C000137235	Class R5	RMLVX
Conservative Strategy Fund	C000004265	Class A	RCLAX
	C000004266	Class C	RCLCX
	C000004267	Class E	RCLEX
	C000004268	Class S	RCLSX
	C000027580	Class R1	RCLRX
	C000137236	Class R4	RCLUX
	C000137237	Class R5	RCLVX
Global Real Estate Securities Fund	C000004269	Class S	RRESX
	C000004270	Class C	RRSCX
	C000004271	Class E	RREEX
	C000043465	Class A	RREAX
	C000166197	Class R6	RRSRX
	C000066901	Class Y	RREYX
	C000178325	Class M	RETTX
Equity Growth Strategy Fund	C000004273	Class A	REAAX
	C000004274	Class C	RELCX
	C000004275	Class E	RELEX
	C000004276	Class S	RELSX
	C000027582	Class R1	RELRX
	C000137238	Class R4	RELUX
	C000137239	Class R5	RELVX
Equity Income Fund	C000004294	Class E	REAEX
	C000066902	Class A	RSQAX
	C000066903	Class C	REQSX
	C000066904	Class S	RLISX
	C000004295	Class Y	REAYX
U.S. Small Cap Equity Fund	C000004297	Class E	REBEX
	C000004298	Class Y	REBYX
	C000066905	Class A	RLACX
	C000066906	Class C	RLECX
	C000066907	Class S	RLESX
	C000166199	Class R6	RSCRX
	C000178340	Class M	RUNTX
Investment Grade Bond Fund	C000004300	Class E	RFAEX
	C000004301	Class Y	RFAYX
	C000053055	Class C	RFACX
	C000053056	Class S	RFATX
	C000166200	Class R6	RIGRX
	C000089691	Class A	RFAAX
	C000178345	Class M	RIWTX
International Developed Markets Fund	C000004303	Class E	RIFEX
	C000004304	Class Y	RINYX
	C000066908	Class C	RLNCX

Series Name	CID	Class Name	Ticker
	C000066909	Class S	RINTX
	C000066910	Class A	RLNAX
	C000178350	Class M	RNTTX
Strategic Bond Fund	C000004306	Class E	RFCEX
	C000004307	Class Y	RFCYX
	C000066911	Class A	RFDAX
	C000066912	Class C	RFCCX
	C000066913	Class S	RFCTX
	C000166202	Class R6	RSBRX
	C000178355	Class M	RSYTX
Sustainable Equity Fund	C000004312	Class E	REQEX
	C000004313	Class Y	REUYX
	C000066914	Class A	REQAX
	C000066915	Class C	REQCX
	C000066916	Class S	REQTX
Tax Exempt Bond Fund	C000004330	Class S	RLVSX
	C000004331	Class C	RTECX
	C000004332	Class E	RTBEX
	C000089692	Class A	RTEAX
	C000178365	Class M	RBCUX
Short Duration Bond Fund	C000004336	Class S	RFBSX
	C000004337	Class C	RSBCX
	C000004338	Class E	RSBEX
	C000043470	Class A	RSBTX
	C000166204	Class R6	RDBRX
	C000066918	Class Y	RSBYX
	C000178370	Class M	RSDTX
Global Equity Fund	C000042371	Class A	RGEAX
	C000042372	Class C	RGECX
	C000042373	Class E	RGEEX
	C000042374	Class S	RGESX
	C000066919	Class Y	RLGYX
	C000178375	Class M	RGDTX
Commodity Strategies Fund	C000085554	Class A	RCSAX
	C000085555	Class C	RCSCX
	C000085556	Class E	RCSEX
	C000085557	Class S	RCCSX
	C000085558	Class Y	RCSYX
	C000178376	Class M	RCOTX
Global Infrastructure Fund	C000089834	Class A	RGIAX
	C000089835	Class C	RGCIX
	C000089836	Class E	RGIEX
	C000089837	Class S	RGISX
	C000089838	Class Y	RGIYX

Series Name	CID	Class Name	Ticker
	C000178385	Class M	RGFTX
Global Opportunistic Credit Fund	C000089839	Class Y	RGCYX
	C000089840	Class A	RGCAX
	C000089841	Class C	RGCCX
	C000089842	Class E	RCCEX
	C000089843	Class S	RGCSX
	C000178390	Class M	RGOTX
U.S. Mid Cap Equity Fund	C000109590	Class A	RMCAX
	C000109591	Class C	RMCCX
	C000109592	Class S	RMCSX
U.S. Strategic Equity Fund	C000115674	Class A	RSEAX
	C000115675	Class C	RSECX
	C000115676	Class E	RSEEX
	C000115677	Class S	RSESX
	C000178405	Class M	RUSTX
	C000198621	Class Y	RUSPX
Strategic Call Overwriting Fund	C000116598	Class S	ROWSX
Multifactor U.S. Equity Fund	C000143046	Class S	RTDSX
	C000148917	Class M	RTDTX
	C000143047	Class Y	RTDYX
	C000166214	Class R6	RTDRX
	C000143043	Class A	RTDAX
	C000143044	Class C	RTDCX
Multifactor International Equity Fund	C000143052	Class S	RTISX
	C000148918	Class M	RTITX
	C000143048	Class Y	RTIYX
	C000166215	Class R6	RTIRX
Tax-Managed International Equity Fund	C000152720	Class A	RTNAX
	C000152721	Class C	RTNCX
	C000152722	Class E	RTNEX
	C000152723	Class S	RTNSX
	C000178423	Class M	RTIUX
Multi-Strategy Income Fund	C000152724	Class A	RMYAX
	C000152725	Class C	RMYCX
	C000152726	Class E	RMYEX
	C000152727	Class S	RMYSX
	C000152728	Class Y	RMYYX
	C000178428	Class M	RGYTX
Tax Exempt High Yield Bond Fund	C000155368	Class A	RTHAX
	C000155369	Class C	RTHCX
	C000155370	Class E	RTHEX
	C000155371	Class S	RTHSX
	C000178433	Class M	RHYTX
Unconstrained Total Return Fund	C000172173	Class A	RUTAX

Series Name	CID	Class Name	Ticker
	C000172174	Class C	RUTCX
	C000172177	Class S	RUTSX
	C000172178	Class Y	RUTYX
	C000178438	Class M	RUCTX
Multi-Asset Growth Strategy Fund	C000174742	Class S	RMGSX
	C000178443	Class M	RMATX
	C000174743	Class Y	RMGYX
	C000174738	Class A	RAZAX
	C000174739	Class C	RAZCX